Goodwill - Schedule of Discounted Cash Flow Models Used in Impairment Tests (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in goodwill [line items]
Period of specific projected cash flows	Five years
Discount rate	7.50%	7.50%
Commercial Operations
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	1.00%	1.00%
Discount rate	7.50%	7.50%
Research and Development
Disclosure of reconciliation of changes in goodwill [line items]
Terminal growth rate	1.00%	1.00%
Discount rate	7.50%	7.50%